SEMI-ANNUAL
                                     REPORT
                               SEPTEMBER 30, 1995



                                 U.S. Government
                                 SECURITIES FUND



                                 Treasury Total
                                   RETURN FUND



                                     Utility
                                      FUND



                                     Equity
                                      FUND





Midwest Group of Funds(R)
===============================================================================

         MIDWEST STRATEGIC TRUST

         312 Walnut St., 21st Floor
         Cincinnati, Ohio 45202-3874
         Nationwide (Toll Free) 800-543-8721
         Cincinnati 629-2000
         Rate Line 579-0999

         Shareholder Services
         Nationwide (Toll Free) 800-543-0407
         Cincinnati 629-2050


         BOARD OF TRUSTEES

         Robert Betagole
         Dale P. Brown
         Margaret S. Hansson
         H. Jerome Lerner
         Robert H. Leshner
         Richard A. Lipsey
         Donald J. Rahilly
         Fred A. Rappoport
         Robert B. Sumerel


         OFFICERS

         Robert H. Leshner, President
         John F. Splain, Secretary
         Mark J. Seger, Treasurer


         UNDERWRITER

         MIDWEST GROUP FINANCIAL SERVICES, INC.
         312 Walnut St., 21st Floor
         Cincinnati, Ohio 45202-3874


         TRANSFER AGENT

         MGF SERVICE CORP.
         P.O. Box 5354
         Cincinnati, Ohio 45201-5354



This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Midwest Strategic Trust.

11/95


LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholders:

We are pleased to provide the unaudited semi-annual report for the U.S. Government Securities Fund, Treasury Total Return Fund, Utility Fund and Equity Fund for the six months ended September 30, 1995.

Overall, the economy has expanded at a manageable rate, and inflationary pressures have been minimal. In July, the Federal Reserve Board eased its monetary policy and cut short-term interest rates by .25%. This drop helped to stimulate consumer spending and enhance corporate profitability.

Both the equity and bond markets continued to perform well over the past nine months, as evidenced by the record highs of the Dow Jones Industrial Average. During this same period, the Standard and Poor's (S&P) 500 Index was up 29.73%. This bullish stock market was bolstered by second and third quarter corporate earnings reports which remained strong.

Utility stocks have also performed well all year, as denoted by the S&P Utility Index, and we anticipate that they will continue to do so. Low interest rates along with mergers and consolidations in the industry have enabled companies to cut costs, capture market share and improve earnings.

The U.S. Government Securities Fund seeks high current income, consistent with the protection of capital, by investing primarily in mortgage-backed securities which are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. For the nine months ended September 30, 1995, the Fund's total return (excluding the impact of sales loads) was 11.32%.

The Treasury Total Return Fund seeks the highest level of total return over the long term, consistent with the protection of capital, by investing primarily in direct obligations of the United States Treasury. For the nine months ended September 30, 1995, the Fund's total return (excluding the impact of sales loads) was 3.67%.

The Utility Fund seeks a high level of current income by investing primarily in securities of public utilities. Capital appreciation is a secondary objective. For the nine months ended September 30, 1995, the Fund's total returns (excluding the impact of sales loads) were 15.01% and 14.32% for Class A shares and Class C shares, respectively.

The Equity Fund seeks long-term capital appreciation by investing primarily in common stocks that offer growth potential. For the nine months ended September 30, 1995, the Fund's total returns (excluding the impact of sales loads) were 22.72% and 21.97% for Class A shares and Class C shares, respectively.

Looking forward, the rate of corporate earnings growth is likely to decelerate in 1996 for several reasons: the economy itself is slowing, corporations have little pricing power, consumer spending is fading and the business cycle is nearing completion. Legislative action on budgetary and tax reform issues may have a greater impact on market direction than corporate earnings, economic growth or interest rate movements. The Funds continue to be positioned well for the current market environment.

                                           Sincerely,



                                           Robert H. Leshner
                                           President


STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1995 (Unaudited)
=======================================================================================================================
                                                                                   U.S.           TREASURY
                                                                                GOVERNMENT          TOTAL
                                                                                SECURITIES         RETURN
                                                                                   FUND             FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost....................................................   $   29,060,069   $   16,970,781
                                                                             ===============  ===============
   At amortized cost......................................................   $   29,053,816   $   16,997,147
                                                                             ===============  ===============
   At value (Note 1)......................................................   $   29,313,732   $   17,019,061
Investments in repurchase agreements (Note 1).............................          680,000        4,878,000
Cash .....................................................................              343              886
Receivable for capital shares sold........................................            3,236              681
Interest receivable.......................................................          284,526          171,250
                                                                             ---------------  ---------------
   TOTAL ASSETS...........................................................       30,281,837       22,069,878
                                                                             ---------------  --------------

LIABILITIES
Payable for securities purchased..........................................        3,019,469               --
Payable for capital shares redeemed.......................................           65,819          113,991
Dividends payable.........................................................           20,529            6,744
Payable to affiliates (Note 3)............................................           18,281           18,807
Other accrued expenses and liabilities....................................            6,529            4,250
                                                                             ---------------  ---------------
   TOTAL LIABILITIES......................................................        3,130,627          143,792
                                                                             ---------------  ---------------

NET ASSETS ...............................................................   $   27,151,210   $   21,926,086
                                                                             ===============  ===============

Net assets consist of:
Capital shares............................................................   $   31,082,811   $   23,982,941
Accumulated net realized losses from security transactions................       (4,191,517)      (2,078,769)
Net unrealized appreciation on investments................................          259,916           21,914
                                                                             ---------------  ---------------
Net assets................................................................   $   27,151,210   $   21,926,086
                                                                             ===============  ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 4)...........................        2,848,915        2,619,751
                                                                             ===============  ===============
Net asset value and redemption price per share (Note 1)...................   $         9.53   $         8.37
                                                                             ===============  ===============
Maximum offering price per share (Note 1).................................   $         9.72   $         8.72
                                                                             ===============  ===============

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1995 (Unaudited)
=======================================================================================================================
                                                                                  UTILITY          EQUITY
                                                                                   FUND             FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost....................................................   $   38,566,444   $    5,575,505
                                                                             ===============  ===============
   At amortized cost......................................................   $   38,540,179   $    5,575,505
                                                                             ===============  ===============
   At value (Note 1)......................................................   $   42,460,855   $    6,481,500
Investments in repurchase agreements (Note 1).............................          136,000          766,000
Cash .....................................................................              748              646
Receivable for capital shares sold .......................................           49,868            1,117
Dividends and interest receivable.........................................          268,663            7,395
                                                                             ---------------  ---------------
   TOTAL ASSETS...........................................................       42,916,134        7,256,658
                                                                             ---------------  ---------------

LIABILITIES
Payable for capital shares redeemed.......................................          107,943           11,182
Dividends payable.........................................................           48,908              680
Payable to affiliates (Note 3)............................................           34,114            3,937
Other accrued expenses and liabilities ...................................            4,860            2,895
                                                                             ---------------  ---------------
   TOTAL LIABILITIES......................................................          195,825           18,694
                                                                             ---------------  ---------------

NET ASSETS ...............................................................   $   42,720,309   $    7,237,964
                                                                             ---------------  ---------------

Net assets consist of:
Capital shares ...........................................................   $   39,333,309   $    6,679,110
Accumulated net realized losses from security transactions................         (533,676)        (347,420)
Accumulated undistributed net investment income...........................               --              279
Net unrealized appreciation on investments ...............................        3,920,676          905,995
                                                                             ---------------  ---------------
Net assets ...............................................................   $   42,720,309   $    7,237,964
                                                                             ===============  ===============

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ................................   $   38,923,552   $    5,086,069
                                                                             ===============  ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 4)...........................        3,384,835          454,315
                                                                             ===============  ===============
Net asset value and redemption price per share (Note 1)...................   $        11.50   $        11.20
                                                                             ===============  ===============
Maximum offering price per share (Note 1).................................   $        11.98   $        11.67
                                                                             ===============  ===============

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ................................   $    3,796,757   $    2,151,895
                                                                             ===============  ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 4)...........................          330,579          191,936
                                                                             ===============  ===============
Net asset value, offering price and redemption price per share (Note 1)...   $        11.49   $        11.21
                                                                             ===============  ===============


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1995 (Unaudited)
===================================================================================================================
                                                                                   U.S.           TREASURY
                                                                                GOVERNMENT          TOTAL
                                                                                SECURITIES         RETURN
                                                                                   FUND             FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest...............................................................   $      962,438   $      736,560
                                                                             ---------------  ---------------

EXPENSES
   Investment advisory fees (Note 3)......................................           98,677           90,843
   Accounting services fees (Note 3)......................................           20,250           17,250
   Transfer agent fees (Note 3)...........................................           12,920           21,609
   Postage and supplies...................................................            7,281           14,491
   Professional fees......................................................            7,265            5,165
   Registration fees......................................................            4,770            4,434
   Custodian fees.........................................................            4,702            3,440
   Trustees' fees and expenses............................................            2,845            2,845
   Insurance expense......................................................            2,438            1,911
   Distribution expenses (Note 3).........................................            2,124            2,012
   Reports to shareholders................................................            1,540            2,553
   Other expenses.........................................................            2,072            1,359
                                                                             ---------------  ---------------
     TOTAL EXPENSES.......................................................          166,884          167,912
   Fees waived by the Adviser (Note 3)....................................           (9,000)         (16,500)
                                                                             ---------------  ---------------
     NET EXPENSES.........................................................          157,884          151,412
                                                                             ---------------  ---------------

NET INVESTMENT INCOME ....................................................          804,554          585,148
                                                                             ---------------  ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions..........................        1,018,448           12,178
   Net change in unrealized appreciation/depreciation on investments......         (146,328)           5,171
                                                                             ---------------  ---------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .........................          872,120           17,349
                                                                             ---------------  ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................   $    1,676,674   $      602,497
                                                                             ===============  ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1995 (Unaudited)
====================================================================================================================
                                                                                  UTILITY          EQUITY
                                                                                   FUND             FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ..............................................................   $      293,738   $       37,318
   Dividends .............................................................          914,024           56,627
                                                                             ---------------  ---------------
     TOTAL INVESTMENT INCOME .............................................        1,207,762           93,945
                                                                             ---------------  ---------------

EXPENSES
   Investment advisory fees (Note 3) .....................................          160,772           24,756
   Accounting services fees (Note 3) .....................................           24,000           24,000
   Transfer agent fees, Class A (Note 3)..................................           21,856            6,000
   Transfer agent fees, Class C (Note 3)..................................            6,000            6,000
   Distribution expenses, Class A (Note 3) ...............................           20,588              470
Distribution expenses, Class C (Note 3) ..................................            9,774            2,622
   Postage and supplies...................................................           12,108            3,823
   Registration fees, Common .............................................            2,754            1,804
   Registration fees, Class A ............................................            2,081            1,639
   Registration fees, Class C ............................................            1,579            1,409
   Professional fees .....................................................            5,346            3,746
   Custodian fees ........................................................            3,365            3,125
   Trustees' fees and expenses ...........................................            2,845            2,845
   Reports to shareholders ...............................................            3,353              584
   Insurance expense .....................................................            2,899              593
   Other expenses ........................................................            1,906              564
                                                                             ---------------  ---------------
     TOTAL EXPENSES ......................................................          281,226           83,980
   Fees waived and expenses reimbursed by the Adviser (Note 3)............               --          (35,195)
                                                                             ---------------  ---------------
     NET EXPENSES ........................................................          281,226           48,785
                                                                             ---------------  ---------------

NET INVESTMENT INCOME ....................................................          926,536           45,160
                                                                             ---------------  ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains (losses) from security transactions ................         (164,702)         211,231
   Net change in unrealized appreciation/depreciation on investments......        4,156,393          644,394
                                                                             ---------------  ---------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .........................        3,991,691          855,625
                                                                             ---------------  ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS  ..............................   $    4,918,227   $      900,785
                                                                             ===============  ===============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET
ASSETS For the Periods Ended September 30, 1995 and March 31, 1995
=====================================================================================================================
                                                         U.S. GOVERNMENT                 TREASURY TOTAL
                                                         SECURITIES FUND                   RETURN FUND
---------------------------------------------------------------------------------------------------------------------
                                                   Six Months         Year         Six Months        Year
                                                      Ended           Ended           Ended          Ended
                                                  Sept. 30,1995     March 31,    Sept. 30, 1995    March 31,
                                                   (Unaudited)        1995         (Unaudited)       1995
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income........................  $    804,554    $  2,181,908   $    585,148    $  1,408,592
   Net realized gains (losses) from
     security transactions .....................     1,018,448      (5,097,610)        12,178      (1,660,245)
   Net change in unrealized appreciation/
     depreciation on investments................      (146,328)      2,526,800          5,171        (348,543)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in net assets
   from operations .............................     1,676,674        (388,902)       602,497        (600,196)
                                                  ------------   -------------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income...................      (804,554)     (2,181,908)      (585,148)     (1,408,592)
   From net realized gains from
     security transactions .....................            --        (128,416)             --             --
                                                  ------------   -------------   -------------   ------------
Decrease in net assets from
   distributions to shareholders ...............      (804,554)     (2,310,324)      (585,148)     (1,408,592)
                                                  ------------   -------------   -------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4):
   Proceeds from shares sold....................     2,902,842       4,299,872        214,013       3,955,275
   Net asset value of shares issued in reinvestment
     of distributions to shareholders...........       638,161       1,876,091        509,771       1,234,357
   Payments for shares redeemed.................    (3,436,388)    (17,781,225)    (4,788,805)     (9,480,316)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in net assets from capital
   share transactions...........................       104,615     (11,605,262)    (4,065,021)     (4,290,684)
                                                  ------------   -------------   -------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........       976,735     (14,304,488)    (4,047,672)     (6,299,472)

NET ASSETS:
   Beginning of period..........................    26,174,475      40,478,963     25,973,758      32,273,230
                                                  ------------   -------------   -------------   ------------
   End of period................................  $ 27,151,210    $ 26,174,475   $ 21,926,086    $ 25,973,758
                                                  ============   =============   =============   ============
ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME ...........................  $         --    $         --   $         --    $         --
                                                  ============   =============   =============   ============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1995 and March 31, 1995
======================================================================================================================
                                                            UTILITY                         EQUITY
                                                             FUND                            FUND
----------------------------------------------------------------------------------------------------------------------
                                                   Six Months         Year         Six Months        Year
                                                      Ended           Ended           Ended          Ended
                                                 Sept. 30, 1995     March 31,    Sept. 30, 1995    March 31,
                                                   (Unaudited)        1995         (Unaudited)       1995
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income........................  $    926,536    $  1,748,651   $     45,160    $     88,431
   Net realized gains (losses)
     from security transactions.................      (164,702)       (330,519)       211,231        (558,651)
   Net change in unrealized appreciation/
     depreciation on investments................     4,156,393          91,379        644,393         983,919
                                                  ------------   -------------   -------------   ------------
Net increase in net assets from operations......     4,918,227       1,509,511        900,784         513,699
                                                  ------------   -------------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A..........      (859,431)     (1,651,628)       (37,006)        (64,588)
   From net investment income, Class C..........       (67,105)        (97,023)        (7,875)        (25,618)
                                                  ------------   -------------   -------------   ------------
Decrease in net assets from distributions
   to shareholders..............................      (926,536)     (1,748,651)       (44,881)        (90,206)
                                                  ------------   -------------   -------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4):
CLASS A
   Proceeds from shares sold....................     1,910,659       8,624,377        881,276       1,844,954
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders ...........................       763,475       1,451,000         35,356          61,635
   Payments for shares redeemed.................    (7,419,968)    (10,224,952)      (728,543)     (1,218,368)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in net assets from
   Class A share transactions...................    (4,745,834)       (149,575)       188,089         688,221
                                                  ------------   -------------   -------------   ------------

CLASS C
   Proceeds from shares sold....................       719,191       2,807,607        180,180         341,886
   Net asset value of shares issued in
     reinvestment of distributions to shareholders      61,743          91,538          7,789          24,412
   Payments for shares redeemed.................      (918,256)     (1,012,792)      (289,166)     (4,386,211)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in net assets from
   Class C share transactions...................      (137,322)      1,886,353       (101,197)     (4,019,913)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) from capital
   share transactions ..........................    (4,883,156)      1,736,778         86,892      (3,331,692)
                                                  ------------   -------------   -------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS  .......      (891,465)      1,497,638        942,795      (2,908,199)

NET ASSETS:
   Beginning of period..........................    43,611,774      42,114,136      6,295,169       9,203,368
                                                  ------------   -------------   -------------   ------------
   End of period................................  $ 42,720,309    $ 43,611,774   $  7,237,964    $  6,295,169
                                                  ============   =============   =============   ============

ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME   .........................  $         --    $         --   $        279    $         --
                                                  ============   =============   =============   ============

See accompanying notes to financial statements.

U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================
                                                   Six Months
                                                      Ended                    Year Ended March 31,
                                                 Sept. 30, 1995
                                                   (Unaudited)   1995      1994      1993     1992      1991
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........    $  9.22   $  9.85   $ 10.47   $ 10.18   $ 10.04   $  9.78
                                                    --------- --------- --------- --------- --------- ----------

Income from investment operations:
   Net investment income.........................       0.29      0.58      0.64      0.69      0.79      0.81
   Net realized and unrealized
     gains (losses) on investments...............       0.31     (0.59)    (0.59)     0.47      0.14      0.26
                                                    --------- --------- --------- --------- ---------- ---------
Total from investment operations.................       0.60     (0.01)     0.05      1.16      0.93      1.07
                                                    --------- --------- --------- --------- ---------- ---------

Less distributions:
   Dividends from net investment income..........      (0.29)    (0.58)    (0.64)    (0.69)    (0.79)     (0.81)
   Distributions from net realized gains.........         --     (0.04)    (0.03)    (0.18)       --         --
                                                    --------- --------- --------- --------- ---------- ---------
Total distributions..............................      (0.29)    (0.62)    (0.67)    (0.87)    (0.79)     (0.81)
                                                    --------- --------- --------- --------- ---------- ---------

Net asset value at end of period.................    $  9.53   $  9.22   $  9.85   $ 10.47   $ 10.18    $ 10.04
                                                    ========= ========= ========= ========= ========== =========

Total return(A) .................................   13.09%(C)     0.06%     0.30%    11.71%     9.46%    11.37%
                                                    ========= ========= ========= ========= ========== ========

Net assets at end of period (000's) .............   $ 27,151   $ 26,174  $ 40,479  $ 31,633  $ 40,253  $ 43,753
                                                    ========= ========= ========= ========= ========== =========

Ratio of expenses to average net assets(B) ......     1.20%(C)    1.20%     1.20%     1.20%      1.19%     1.30%
Ratio of net investment income to
  average net assets ............................     6.11%(C)    6.26%     6.14%     6.61%      7.73%     8.19%
Portfolio turnover rate..........................      214%(C)     205%      246%      188%        55%       53%


(A)The total returns shown do not include the effect of applicable sales loads.
(B)Absent fee waivers by the Adviser, the ratio of expenses to average net assets for the period ended September 30, 1995 would have been 1.27%(C) (Note
  3).
(C)Annualized.

See accompanying notes to financial statements.

TREASURY TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
======================================================================================================================
                                                   Six Months
                                                      Ended                    Year Ended March 31,
                                                 Sept. 30, 1995
                                                   (Unaudited)  1995      1994       1993    1992       1991
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........   $  8.36   $   8.95  $   9.70  $  9.10   $  9.00  $   8.78
                                                   --------- --------- --------- --------- --------- ----------
Income from investment operations:
   Net investment income.........................      0.20       0.43      0.37     0.55      0.60      0.61
   Net realized and unrealized gains (losses)
     on investments..............................      0.01      (0.59)    (0.39)    0.87      0.17      0.22
                                                   --------- --------- --------- --------- --------- ----------
Total from investment operations.................      0.21      (0.16)    (0.02)    1.42      0.77      0.83
                                                   --------- --------- --------- --------- --------- ----------
Less distributions:
   Dividends from net investment income(A)  .....     (0.20)     (0.43)    (0.37)   (0.55)    (0.60)     (0.61)
   Distributions from net realized gains(A) .....        --         --     (0.36)   (0.27)    (0.07)        --
                                                   --------- --------- --------- --------- ---------- ---------
Total distributions..............................     (0.20)     (0.43)    (0.73)   (0.82)    (0.67)     (0.61)
                                                   --------- --------- --------- --------- ---------- ---------

Net asset value at end of period.................   $  8.37   $   8.36  $   8.95  $  9.70   $  9.10  $   9.00
                                                   ========= ========= ========= ========= ========= ==========

Total return(B) .................................   5.11%(D)   (1.75%)   (0.54%)    16.21%     8.98%     9.95%
                                                   ========= ========= ========= ========= ========= ==========

Net assets at end of period (000's)..............  $ 21,926   $ 25,974  $ 32,190   $43,427  $ 49,071  $ 65,326
                                                   --------- --------- --------- --------- --------- ----------

Ratio of expenses to average net assets(C) ......   1.25%(D)     1.25%     1.25%     1.25%     1.25%      1.21%

Ratio of net investment income to
   average net assets ...........................   4.84%(D)     5.06%     3.84%     5.82%     6.58%      6.96%

Portfolio turnover rate..........................      0%(D)       63%      526%      161%      130%       198%

(A)For the years ended prior to March 31, 1993, the per share data was calculated using average shares outstanding throughout each year, whereas for the periods ended March 31, 1993 and thereafter, the per share data was calculated based upon actual distributions. Actual distributions per share based upon the actual number of shares outstanding on the ex-dividend dates of distributions amounted to $.61 and $.62 from net investment income for the years ended March 31, 1992 and 1991, respectively, and $.08 from net realized gains for the year ended March 31, 1992.
(B)The total returns shown do not include the effect of applicable sales loads.
(C)Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 1.39%(D) and 1.37% for the periods ended September 30, 1995 and March 31, 1995, respectively (Note 3).
(D)Annualized.


See accompanying notes to financial statements.

UTILITY FUND - CLASS A
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
======================================================================================================================
                                                   Six Months
                                                      Ended                    Year Ended March 31,
                                                 Sept. 30, 1995
                                                   (Unaudited)  1995      1994       1993    1992       1991
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........   $ 10.47   $  10.52  $  11.34  $ 10.58   $ 10.01  $   9.75
                                                   --------- --------- --------- --------- --------- ---------
Income from investment operations:
   Net investment income.........................      0.25       0.43      0.37     0.48      0.51      0.61
   Net realized and unrealized gains (losses)
     on investments..............................      1.03      (0.05)    (0.59)    1.62      0.75      0.30
                                                   --------- --------- --------- --------- ---------- ---------
Total from investment operations.................      1.28       0.38     (0.22)    2.10      1.26      0.91
                                                   --------- --------- --------- --------- ---------- ---------

Less distributions:
   Dividends from net investment income (A) .....     (0.25)     (0.43)    (0.37)   (0.48)    (0.51)    (0.61)
   Distributions from net realized gains(A) .....        --         --     (0.23)   (0.86)    (0.18)    (0.04)
                                                   --------- --------- --------- --------- ---------- ---------
Total distributions..............................     (0.25)     (0.43)    (0.60)   (1.34)    (0.69)    (0.65)
                                                   --------- --------- --------- --------- ---------- ---------

Net asset value at end of period.................   $ 11.50   $  10.47  $  10.52  $ 11.34   $ 10.58  $  10.01
                                                   ========= ========= ========= ========= ========= ==========

Total return(B) .................................  24.49%(D)     3.68%   (2.11%)    20.64%    11.84%     9.23%
                                                   ========= ========= ========= ========= ========= ==========

Net assets at end of period (000's)..............   $ 38,924  $ 40,012  $ 40,373  $ 42,051  $ 29,398  $ 11,214
                                                   ========= ========= ========= ========= ========= ==========

Ratio of expenses to average net assets(C) ......   1.25%(D)     1.25%     1.25%     1.40%     1.63%    1.80%(C)

Ratio of net investment income to
   average net assets ...........................   4.39%(D)     4.06%     3.32%     4.41%     4.83%    6.25%

Portfolio turnover rate..........................     18%(D)       17%       91%      137%       33%      61%

(A)For the years ended prior to March 31, 1993, the per share data was calculated using average shares outstanding throughout each year, whereas for the periods ended March 31, 1993 and thereafter, the per share data was calculated based upon actual distributions. Actual distributions per share based upon the actual number of shares outstanding on the ex-dividend dates of distributions amounted to $.48 and $.57 from net investment income for the years ended March 31, 1992 and 1991, respectively, and $.13 and $.03 from net realized capital gains for the years ended March 31, 1992 and 1991, respectively.
(B)The total returns shown do not include the effect of applicable sales loads.
(C)Absent fee waivers by the Adviser, the ratio of expenses to average net assets for the year ended March 31, 1991 would have been 1.91% (Note 3).
(D)Annualized.

See accompanying notes to financial statements.

UTILITY FUND - CLASS C
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
=====================================================================================================================
                                                                                                From Date of
                                                              Six Months                       Public Offering
                                                                 Ended             Year        (Aug. 2, 1993)
                                                            Sept. 30, 1995         Ended           Through
                                                              (Unaudited)     March 31, 1995   March 31, 1994
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period....................  $        10.46   $        10.51   $        11.55
                                                            ---------------  ---------------  ---------------
Income from investment operations:
   Net investment income..................................            0.20             0.35             0.23
   Net realized and unrealized gains (losses) on investments          1.04            (0.04)           (0.81)
                                                            ---------------  ---------------  ---------------
Total from investment operations..........................            1.24             0.31            (0.58)
                                                            ---------------  ---------------  ---------------

Less distributions:
   Dividends from net investment income...................           (0.21)           (0.36)           (0.23)
   Distributions from net realized gains..................              --               --            (0.23)
                                                            ---------------  ---------------  ---------------
Total distributions.......................................           (0.21)           (0.36)           (0.46)
                                                            ---------------  ---------------  ---------------

Net asset value at end of period..........................  $        11.49   $        10.46   $        10.51
                                                            ===============  ===============  ===============

Total return(A) ..........................................        23.72%(B)           3.00%       ( 7.89%)(B)
                                                            ===============  ===============  ===============

Net assets at end of period (000's).......................  $        3,797   $        3,599   $        1,742
                                                            ===============  ===============  ===============

Ratio of expenses to average net assets ..................         2.00%(B)           2.00%          2.00%(B)

Ratio of net investment income to average net assets .....         3.63%(B)           3.41%          2.19%(B)

Portfolio turnover rate...................................           18%(B)             17%            91%(B)

(A)The total returns shown do not include the effect of applicable  sales loads.
(B)Annualized.

See accompanying notes to financial statements.

EQUITY FUND - CLASS A
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================
                                                                                                From Date of
                                                              Six Months                       Public Offering
                                                                 Ended             Year        (Aug. 2, 1993)
                                                            Sept. 30, 1995         Ended           Through
                                                              (Unaudited)     March 31, 1995   March 31, 1994
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period....................  $         9.84   $         9.26   $        10.02
                                                            ---------------  ---------------  ---------------

Income from investment operations:
   Net investment income..................................            0.08             0.15             0.08
   Net realized and unrealized gains (losses) on investments          1.36             0.59            (0.34)
                                                            ---------------  ---------------  ---------------
Total from investment operations..........................            1.44             0.74            (0.26)
                                                            ---------------  ---------------  ---------------

Less distributions:
   Dividends from net investment income...................           (0.08)           (0.16)           (0.08)
   Distributions from net realized gains..................              --               --            (0.42)
                                                            ---------------  ---------------  ---------------
Total distributions.......................................           (0.08)           (0.16)           (0.50)
                                                            ---------------  ---------------  ---------------

Net asset value at end of period..........................  $        11.20   $         9.84   $         9.26
                                                            ===============  ===============  ===============

Total return(A) ..........................................        29.33%(C)           8.07%        (3.98%)(C)
                                                            ===============  ===============  ===============

Net assets at end of period (000's).......................  $        5,086   $        4,300   $        3,346
                                                            ===============  ===============  ===============

Ratio of expenses to average net assets(B)  ..............         1.25%(C)           1.25%          1.24%(C)

Ratio of net investment income to average net assets .....         1.59%(C)           1.57%          0.82%(C)

Portfolio turnover rate...................................           78%(C)            159%           109%(C)
----------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.
(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.35%(C), 1.94% and 2.04%(C) for the periods ended September 30, 1995, March 31, 1995 and March 31, 1994, respectively (Note 3).
(C)Annualized.

See accompanying notes to financial statements.

EQUITY FUND - CLASS C
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================
                                                                                                From Date of
                                                              Six Months                       Public Offering
                                                                 Ended             Year        (June 7, 1993)
                                                            Sept. 30, 1995         Ended           Through
                                                              (Unaudited)     March 31, 1995   March 31, 1994
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period....................  $`        9.86   $         9.26   $        10.00
                                                            ---------------  ---------------  ---------------

Income from investment operations:
   Net investment income..................................            0.05             0.10             0.03
   Net realized and unrealized gains (losses) on investments          1.34             0.57            (0.32)
                                                            ---------------  ---------------  ---------------
Total from investment operations..........................            1.39             0.67            (0.29)
                                                            ---------------  ---------------  ---------------

Less distributions:
   Dividends from net investment income...................           (0.04)           (0.07)           (0.03)
   Distributions from net realized gains..................              --               --            (0.42)
                                                            ---------------  ---------------  ---------------
Total distributions.......................................           (0.04)           (0.07)           (0.45)
                                                            ---------------  ---------------  ---------------

Net asset value at end of period..........................  $        11.21   $         9.86   $         9.26
                                                            ===============  ===============  ===============

Total return(A) ..........................................        28.20%(C)            7.32%       (3.58%)(C)
                                                            ===============  ===============  ===============

Net assets at end of period (000's).......................  $        2,152   $        1,995   $        5,857
                                                            ===============  ===============  ===============

Ratio of expenses to average net assets(B)  ..............         2.00%(C)            2.00%         1.94%(C)

Ratio of net investment income to average net assets .....         0.85%(C)            0.68%         0.58%(C)

Portfolio turnover rate...................................           78%(C)             159%          109%(C)

---------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.
(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.98%(C), 2.50% and 2.33%(C) for the periods ended September 30, 1995, March 31, 1995 and March 31, 1994, respectively (Note 3).
(C)Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1995 (Unaudited)
================================================================================
1.   Significant Accounting Policies

The U.S. Government Securities Fund, the Treasury Total Return Fund, the Utility Fund and the Equity Fund (collectively, the Funds) are each a diversified series of shares of Midwest Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Utility Fund and the Equity Fund each offer two classes of shares: Class A shares (sold subject to a maximum 4% front-end sales load and a distribution fee of up to .25% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that
(i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently
4:00 p.m., Eastern time). U.S. Government obligations and mortgage-backed securities are generally valued at their most recent bid price as obtained from one or more of the major market makers for such securities or are valued based on estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities listed on stock exchanges and securities traded in the over-the-counter market are valued at the last sales price as of the close of business on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at the closing bid price quoted by brokers that make markets in the securities. On limited occasions, if the valuation provided by a pricing service ignores certain market conditions affecting the value of a security, or if the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time a Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the cost of the repurchase agreement and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, each Fund enters into repurchase agreements only with institutions deemed creditworthy, including banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value of each of the U.S. Government Securities Fund and the Treasury Total Return Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of the U.S. Government Securities Fund is equal to net asset value per share plus a sales load equal to 2.04% of net asset value (or 2% of the offering price). The maximum offering price per share of the Treasury Total Return Fund is equal to net asset value per share plus a sales load equal to 4.17% of net asset value (or 4% of the offering price). The redemption price per share of each Fund is equal to the net asset value per share.

The net asset value of Class A shares and Class C shares of each of the Utility Fund and the Equity Fund is calculated daily for each class by dividing the total value of the Fund's assets attributable to that class, less liabilities attibutable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to net asset value per share plus a sales load equal to 4.17% of net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to net asset value per share.

The redemption price per share of Class A shares and Class C shares of each of the Utility Fund and the Equity Fund is equal to the net asset value per share. However, Class C shares of the Utility Fund and the Equity Fund are each subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month to shareholders of the U.S. Government Securities Fund and the Treasury Total Return Fund. Dividends from net investment income are declared and paid quarterly to shareholders of the Utility Fund and the Equity Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned by the Utility Fund and the Equity Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Securities traded on a to-be-announced basis -- The U.S. Government Securities Fund frequently trades portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. When effecting such transactions, assets of a dollar amount sufficient to make payment for the portfolio securities to be purchased are placed in a segregated account on the trade date.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31 of the calendar year) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments (excluding repurchase agreements) as of September 30, 1995:

-----------------------------------------------------------------------------------------------------------------
                                                   U.S. Govt.    Treasury Total
                                                   Securities        Return          Utility        Equity
                                                      Fund            Fund            Fund           Fund
-----------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation...................  $    295,343    $     21,914   $  4,273,386    $    941,960
Gross unrealized depreciation...................       (35,427)             --       (352,710)        (35,965)
                                                  ------------   -------------   -------------   ------------
Net unrealized appreciation.....................  $    259,916    $     21,914   $  3,920,676    $    905,995
                                                  ============   =============   =============   ============
Federal income tax cost.........................  $ 29,053,816    $ 16,997,147   $ 38,540,179    $  5,575,505
                                                  ============   =============   =============   ============
-----------------------------------------------------------------------------------------------------------------

As of March 31, 1995, the U.S. Government Securities Fund, the Treasury Total Return Fund, the Utility Fund and the Equity Fund had capital loss carryforwards for federal income tax purposes of $5,209,965, $2,090,947, $368,974 and $558,651, respectively, none of which expire until at least March 31, 2002. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  Investment Transactions

Investment transactions (excluding short-term investments) were as follows for the six months ended September 30, 1995:

------------------------------------------------------------------------------------------------------------------
                                                   U.S. Govt.   Treasury Total
                                                   Securities       Return          Utility         Equity
                                                      Fund           Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------------
Purchases of investment securities.............   $ 26,338,968   $          --   $  3,626,451    $  2,872,518
                                                  ============   =============   =============   ============
Proceeds from sales and maturities of
   investment securities ......................   $ 24,780,613   $          --   $   5,464,415   $  2,094,756
                                                  ============   =============   =============   ============
------------------------------------------------------------------------------------------------------------------

3.   Transactions with Affiliates

The President of the Trust is the controlling shareholder of Leshner Financial, Inc., whose subsidiaries include Midwest Group Financial Services, Inc. (the Adviser), the Funds' principal underwriter and investment adviser, and MGF Service Corp. (MGF), the shareholder servicing and transfer agent and accounting and pricing agent for the Trust.

MANAGEMENT AGREEMENTS
Each Fund's investments are managed by the Adviser under the terms of separate Management Agreements. Under the terms of the Management Agreements, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets up to $200,000,000, 0.7% of such net assets from $200,000,000 to $500,000,000 and 0.5% of such net assets in excess of $500,000,000.

States in which shares of the Trust are offered may impose an expense limitation based upon net assets. The Adviser has agreed to reimburse each Fund yearly for expenses which exceed the lowest applicable expense limitation of any state. No such reimbursement was required for the six months ended September 30, 1995. In order to reduce the operating expenses of the U.S. Government Securities Fund and the Treasury Total Return Fund, the Adviser voluntarily waived advisory fees of $9,000 and $16,500, respectively, during the period. In order to reduce the operating expenses of the Equity Fund, the Adviser voluntarily waived its entire advisory fee of $24,756 and reimbursed the Fund for $8,021 of common operating expenses and $2,418 of Class A expenses during the period.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and MGF, MGF maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Under the terms of the Agreement, MGF receives for its services a fee payable monthly at an annual rate of $21.00 per shareholder account from each of the U.S. Government Securities Fund and the Treasury Total Return Fund and $17.00 per shareholder account from each of the Utility Fund and Equity Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and MGF, MGF calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, MGF receives a monthly fee from each Fund. The monthly fee, based on current asset levels, is $3,250 for the U.S. Government Securities Fund, $2,750 for the Treasury Total Return Fund, and $3,500 for each of the Utility Fund and the Equity Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by MGF in obtaining valuations of such Fund's portfollio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $460, $665, $5,525, and $910 from underwriting and broker commissions on the sale of shares of the U.S. Government Securities Fund, the Treasury Total Return Fund, the Utility Fund and the Equity Fund, respectively, for the six months ended September 30, 1995.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is .25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

4.  Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following share transactions for the periods ended September 30, 1995 and March 31, 1995:

------------------------------------------------------------------------------------------------------------------
                                                          U.S. GOVERNMENT               TREASURY TOTAL
                                                          SECURITIES FUND                 RETURN FUND
------------------------------------------------------------------------------------------------------------------
                                                   Six Months                      Six Months
                                                      Ended           Year            Ended          Year
                                                 Sept. 30, 1995       Ended      Sept. 30, 1995      Ended
                                                   (Unaudited)   March 31, 1995    (Unaudited)  March 31, 1995
------------------------------------------------------------------------------------------------------------------
Shares sold.....................................       306,274         456,445         25,567         471,081
Shares issued in reinvestment of distributions
   to shareholders..............................        67,300         203,373         60,917         145,610
Shares redeemed ................................      (362,427)     (1,932,052)      (572,167)     (1,115,965)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in shares outstanding...        11,147      (1,272,234)      (485,683)       (499,274)
Shares outstanding, beginning of period.........     2,837,768       4,110,002      3,105,434       3,604,708
                                                  ------------   -------------   -------------   ------------
Shares outstanding, end of period...............     2,848,915       2,837,768      2,619,751       3,105,434
                                                  ============   =============   =============   ============
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                              UTILITY                       EQUITY
                                                               FUND                          FUND
-----------------------------------------------------------------------------------------------------------------------
                                                   Six Months                      Six Months
                                                      Ended           Year            Ended          Year
                                                 Sept. 30, 1995       Ended      Sept. 30, 1995      Ended
                                                   (Unaudited)   March 31, 1995    (Unaudited)  March 31, 1995
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.....................................       176,068         817,927         83,653         197,947
Shares issued in reinvestment of distributions
   to shareholders..............................        68,441         139,905          3,292           6,598
Shares redeemed.................................      (680,684)       (975,981)       (69,393)       (129,000)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in shares outstanding...      (436,175)        (18,149)        17,552          75,545
Shares outstanding, beginning of period.........     3,821,010       3,839,159        436,763         361,218
                                                  ------------   -------------   -------------   ------------
Shares outstanding, end of period...............     3,384,835       3,821,010        454,315         436,763
                                                  ============   =============   =============   ============

CLASS C
Shares sold.....................................        66,265         266,298         17,026          37,075
Shares issued in reinvestment of distributions
   to shareholders..............................         5,533           8,821            728           2,646
Shares redeemed.................................       (85,286)        (96,684)       (28,217)       (469,556)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in shares outstanding...       (13,488)        178,435        (10,463)       (429,835)
Shares outstanding, beginning of period.........       344,067         165,632        202,399         632,234
                                                  ------------   -------------   -------------   ------------
Shares outstanding, end of period...............       330,579         344,067        191,936         202,399
                                                  ============   =============   =============   ============
-----------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
September 30, 1995 (Unaudited)
=======================================================================================================================
       Par                                                                                          Market
      Value       INVESTMENTS -- 108.0%                                                             Value
-----------------------------------------------------------------------------------------------------------------------
                  U.S. TREASURY OBLIGATIONS  --  16.1%
$    3,000,000    U.S. Treasury Notes, 6.25%, 8/31/00..........................................  $  3,027,186
     1,000,000    U.S. Treasury Bonds, 10.75%, 8/15/05.........................................     1,324,062
--------------                                                                                   -------------
$    4,000,000    TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $4,343,572)..................  $  4,351,248
--------------                                                                                   -------------

                  U.S. GOVERNMENT AGENCY ISSUES  --  91.9%
$    3,000,000    Government National Mortgage Assoc., ARM, TBA, 6.00%, 30-Year................  $  3,005,625
     2,000,000    Federal Home Loan Bank, 7.30%, 8/10/00.......................................     2,004,982
     3,000,000    Federal Home Loan Mortgage Corp., 7.65%, 5/10/05.............................     3,109,838
     2,000,000    Federal Home Loan Mortgage Corp., 7.05%, 6/8/05..............................     2,022,064
     1,938,798    Federal Home Loan Mortgage Corp. Pool #E00228, 6.50%, 7/1/08.................     1,913,535
     1,230,712    Federal National Mortgage Assoc. Pool #50811, 7.50%, 12/1/12.................     1,246,920
     1,843,637    Federal National Mortgage Assoc. Pool #190666, 7.00%, 3/1/14.................     1,830,233
     2,981,189    Federal National Mortgage Assoc. Pool #220114, 7.00%, 6/1/23.................     2,938,677
     1,009,874    Federal National Mortgage Assoc. Pool #296011, 8.50%, 10/1/24................     1,044,260
       937,112    Federal National Mortgage Assoc. Pool #297826, 8.50%, 11/1/24................       969,021
     1,998,328    Federal National Mortgage Assoc. Pool #317689, 6.50%, 8/1/25.................     1,924,636
     2,997,664    Federal National Mortgage Assoc. Pool #317691, 7.00%, 8/1/25.................     2,952,693
--------------                                                                                   -------------
$   24,937,314    TOTAL U.S. GOVERNMENT AGENCY ISSUES
--------------        (Amortized Cost $24,710,244).............................................  $ 24,962,484
                                                                                                 -------------
$   28,937,314    TOTAL INVESTMENTS AT VALUE-- 108.0%
==============        (Amortized Cost $29,053,816).............................................  $ 29,313,732
                                                                                                 -------------

====================================================================================================================
      Face                                                                                          Market
     Amount       REPURCHASE AGREEMENTS (1) --  2.5%                                                 Value
--------------------------------------------------------------------------------------------------------------------
$      680,000    Nesbitt Burns Securities, Inc., 5.60%, dated 9/29/95, due 10/2/95,
--------------         repurchase proceeds $680,317............................................. $    680,000
                                                                                                 -------------
$      680,000    TOTAL REPURCHASE AGREEMENTS .................................................  $    680,000
==============                                                                                   -------------
                  TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS --  110.5% ......................  $ 29,993,732

                  OTHER ASSETS AND LIABILITIES, NET-- (10.5%)  ................................    (2,842,522)
                                                                                                 -------------
                  NET ASSETS-- 100.0% .........................................................  $ 27,151,210
                                                                                                 =============

(1)Repurchase agreements are fully collateralized by U.S. Government obligations.

ARM  - Adjustable Rate Mortgage

See accompanying notes to financial statements.

TREASURY TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
September 30, 1995 (Unaudited)
====================================================================================================================
      Par                                                                                           Market
     Value        U.S. TREASURY OBLIGATIONS-- 77.6%                                                  Value
--------------------------------------------------------------------------------------------------------------------
$    3,000,000    U.S. Treasury Notes, 4.25%, 12/31/95.........................................  $  2,991,561
     8,000,000    U.S. Treasury Notes, 7.50%, 1/31/96..........................................     8,050,000
     6,000,000    U.S. Treasury Notes, 4.625%, 2/15/96.........................................     5,977,500
--------------                                                                                   -------------
$   17,000,000    TOTAL U.S. TREASURY OBLIGATIONS
==============        (Amortized Cost $16,997,147).............................................  $ 17,019,061
                                                                                                 -------------

==================================================================================================================
     Face                                                                                           Market
    Amount        REPURCHASE AGREEMENTS(1) --  22.2%                                                 Value
------------------------------------------------------------------------------------------------------------------
$      878,000    Nesbitt Burns Securities, Inc., 5.60%, dated 9/29/95, due 10/2/95,
                      repurchase proceeds $878,410.............................................  $    878,000
     2,000,000    Daiwa Securities, 5.75%, dated 9/27/95, due 10/4/95,
                      repurchase proceeds $2,002,236...........................................     2,000,000
     2,000,000    Fuji Securities, 5.70%, dated 9/28/95, due 10/5/95,
                      repurchase proceeds $2,002,217...........................................     2,000,000
--------------                                                                                   -------------
$  4,878,000      TOTAL REPURCHASE AGREEMENTS .................................................  $  4,878,000
==============                                                                                   -------------
                  TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE --  99.8% ..............  $ 21,897,061

                  OTHER ASSETS AND LIABILITIES, NET-- 0.2%  ...................................        29,025
                                                                                                 -------------
                  NET ASSETS-- 100.0% .........................................................  $ 21,926,086
                                                                                                 =============

(1)Repurchase agreements are fully collateralized by U.S. Treasury obligations.

See accompanying notes to financial statements.

UTILITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1995 (Unaudited)
===================================================================================================================
                                                                                                    Market
COMMON STOCK -- 83.7%                                                                Shares         Value
--------------------------------------------------------------------------------------------------------------------
American Water Works, Inc.....................................................         35,000    $  1,071,875
Ameritech Corp................................................................         45,000       2,345,625
AT&T Corp.....................................................................         30,000       1,972,500
Baltimore Gas & Electric Co...................................................         50,050       1,295,044
Bell Atlantic Corp............................................................         20,000       1,227,500
BellSouth Corp................................................................         16,000       1,170,000
CMS Energy Corp...............................................................         60,000       1,575,000
Central Louisiana Electric....................................................         30,000         768,750
Cinergy Corp..................................................................         30,000         836,250
DPL, Inc......................................................................         50,000       1,156,250
Dominion Resources, Inc.......................................................         45,000       1,693,125
Duke Power Co.................................................................         50,000       2,168,750
FPL Group, Inc................................................................         50,000       2,043,750
Florida Progress Corp.........................................................         65,000       2,104,375
GTE Corp......................................................................         65,000       2,551,250
Indiana Energy, Inc...........................................................         15,000         324,375
Kansas City Power & Light Co..................................................         90,000       2,126,250
MCN Corp......................................................................        100,000       1,975,000
Montana Power Co..............................................................         35,000         809,375
Nicor, Inc....................................................................         20,000         545,000
Northern States Power Co......................................................         46,000       2,087,250
Nynex Corp....................................................................         18,000         859,500
Oneok, Inc....................................................................         25,000         581,250
Scana Corp....................................................................         70,000       1,680,000
Wicor, Inc....................................................................         25,000         756,250
                                                                                                 -------------
TOTAL COMMON STOCK (Cost $31,907,779).........................................                   $ 35,724,294
                                                                                                 -------------

=====================================================================================================================
                                                                                      Par           Market
U.S. TREASURY OBLIGATIONS -- 9.3%                                                     Value         Value
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 11/30/95..........................................   $  4,000,000    $  3,992,500
                                                                                --------------   -------------
TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $4,001,420) ..................   $  4,000,000    $  3,992,500
                                                                                ==============   -------------

=====================================================================================================================
                                                                                      Par           Market
CORPORATE BONDS -- 6.4%                                                               Value         Value
---------------------------------------------------------------------------------------------------------------------
Dayton Power and Light, 8.40%, 12/1/22........................................   $  1,000,000    $  1,066,760
General Telephone Northwest, 9.75%, 10/15/30..................................        500,000         531,057
New York Telephone Co., 9.375%, 7/15/31.......................................      1,000,000       1,146,244
                                                                                --------------   -------------
TOTAL CORPORATE BONDS (Amortized Cost $2,630,980).............................   $  2,500,000    $  2,744,061
                                                                                ==============   -------------
TOTAL INVESTMENTS AT VALUE-- 99.4% (Amortized Cost $38,540,179)...............                   $ 42,460,855
                                                                                                 -------------

=====================================================================================================================
                                                                                      Par           Market
REPURCHASE AGREEMENTS(1) -- 0.3%                                                      Value           Value

---------------------------------------------------------------------------------------------------------------------
Nesbitt Burns Securities, Inc., 5.60%, dated 9/29/95, due 10/2/95,
     repurchase proceeds $136,063.............................................   $    136,000    $    136,000
                                                                                --------------   -------------
TOTAL REPURCHASE AGREEMENTS ..................................................   $    136,000    $    136,000
                                                                                ==============   -------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 99.7% .................                   $ 42,596,855

OTHER ASSETS AND LIABILITIES, NET-- 0.3% .....................................                        123,454
                                                                                                 -------------
NET ASSETS-- 100.0% ..........................................................                   $ 42,720,309
                                                                                                 =============

(1)Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1995 (Unaudited)
===================================================================================================================
                                                                                                    Market
COMMON STOCK -- 89.5%                                                                Shares         Value
-------------------------------------------------------------------------------------------------------------------
DURABLE GOODS -- 24.1%
Compaq Computer Corp.(1) .....................................................          5,800    $    280,575
Deere & Co....................................................................          2,500         203,437
Emerson Electric Co...........................................................          2,400         171,600
Ford Motor Co.................................................................          8,000         249,000
General Motors Corp., Class E.................................................          4,000         182,000
Loral Corp....................................................................          5,500         313,500
Motorola, Inc.................................................................          4,500         343,688
                                                                                                 -------------
                                                                                                 $  1,743,800
                                                                                                 -------------
CHEMICALS AND DRUGS -- 20.4%
Bristol-Myers Squibb Co.......................................................          3,000    $    218,625
Morton International, Inc.....................................................          6,000         186,000
Mylan Laboratories............................................................         10,000         200,000
Schering-Plough...............................................................          6,000         309,000
Sherwin-Williams Co...........................................................          7,800         273,000
United Healthcare Corp........................................................          6,000         293,250
                                                                                                 -------------
                                                                                                 $  1,479,875
                                                                                                 -------------
CONSUMER PRODUCTS -- 12.1%
General Electric Co...........................................................          3,600    $    229,500
Procter & Gamble Co...........................................................          5,000         385,000
Unilever NV...................................................................          2,000         260,000
                                                                                                 -------------
                                                                                                 $    874,500
                                                                                                 -------------
RETAIL -- 9.4%
Albertson's, Inc..............................................................          7,400    $    252,525
Gap, Inc......................................................................          6,000         216,000
Lowe's Companies, Inc.........................................................          7,000         210,000
                                                                                                 -------------
                                                                                                 $    678,525
                                                                                                 -------------
FINANCIAL -- 8.0%
American General Corp.........................................................          8,600    $    321,425
American International Group..................................................          3,000         255,000
                                                                                                 -------------
                                                                                                 $    576,425
                                                                                                 -------------
MEDIA AND PUBLISHING -- 6.7%
Capital Cities/ABC, Inc.......................................................          2,500    $    294,062
Gannett Co., Inc..............................................................          3,500         191,188
                                                                                                 -------------
                                                                                                 $    485,250
                                                                                                 -------------
UTILITIES -- 5.4%
AT&T Corp.....................................................................          6,000    $    394,500
                                                                                                 -------------

RESTAURANTS -- 3.4%
McDonald's Corp...............................................................          6,500    $    248,625
                                                                                                 -------------

TOTAL COMMON STOCK (Cost $5,575,505)..........................................                   $  6,481,500
                                                                                                 -------------

===================================================================================================================
                                                                                     Face           Market
REPURCHASE AGREEMENTS(2) -- 10.6%                                                    Amount         Value
--------------------------------------------------------------------------------------------------------------------
Nesbitt Burns Securities, Inc., 5.60%, dated 9/29/95, due 10/2/95,
     repurchase proceeds $766,357.............................................   $    766,000    $    766,000
                                                                                --------------   -------------
TOTAL REPURCHASE AGREEMENTS ..................................................   $    766,000    $    766,000
                                                                                ==============   -------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 100.1% ................                   $  7,247,500

OTHER ASSETS AND LIABILITIES, NET-- (0.1%)  ..................................                         (9,536)
                                                                                                 -------------
NET ASSETS-- 100.0% ..........................................................                   $  7,237,964
                                                                                                 =============

(1)Non-income producing security.
(2)Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.